Expense Example - FidelitySustainableTargetDateFunds-ComboClassKPro - FidelitySustainableTargetDateFunds-ComboClassKPro - Fidelity Sustainable Target Date 2040 Fund - Fidelity Sustainable Target Date 2040 Fund - Class K
May 30, 2024 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493